SCHEDULE OF MATURITIES OF FINANCE LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 2,204
2026	2,204
2027	2,204
2028	2,204
2029	1,285
Total	10,101
Less: amount representing interest	(456)
Total finance lease liabilities	$ 9,645